Document and Entity Information	Sep. 09, 2024
Cover [Abstract]
Entity Registrant Name	CAMDEN NATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000750686
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Incorporation State Country Code	ME
Entity File Number	001-13227
Entity Tax Identification Number	01-0413282
Entity Address, Address Line One	Two Elm Street
Entity Address, City or Town	Camden
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04843
City Area Code	(207)
Local Phone Number	236-8821
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, without par value
Trading Symbol	CAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false